Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate	[1]	27.32%	27.33%	27.28%
Upto Two Hundred Million Won [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate		10.00%		11.00%
Threshold Limit Of Taxable Income		₩ 200
Greater Than Two Hundred Million To Twenty Thousand Million Won [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate		21.00%
Greater Than Two Hundred Million To Twenty Thousand Million Won [member] | Bottom Of Range Member
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Threshold Limit Of Taxable Income		₩ 200
Greater Than Two Hundred Million To Twenty Thousand Million Won [member] | Top Of Range Member
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Threshold Limit Of Taxable Income		₩ 20,000
Greater Than Twenty Thousand Million To Thirty Thousand Million Won [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate		23.20%
Greater Than Twenty Thousand Million To Thirty Thousand Million Won [member] | Bottom Of Range Member
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Threshold Limit Of Taxable Income		₩ 20,000
Greater Than Twenty Thousand Million To Thirty Thousand Million Won [member] | Top Of Range Member
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Threshold Limit Of Taxable Income		₩ 300,000
Greater Than Thirty Thousand Million Won [Member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate		26.50%
Threshold Limit Of Taxable Income		₩ 300,000

[1]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.